Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Global Silver and Metals Miners ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 70.5%
Agnico Eagle Mines Ltd.	133,509	$11,277,293
Aya Gold & Silver Inc.(a)(b)	963,345	8,979,431
Calibre Mining Corp.(a)	1,083,908	1,923,868
Dundee Precious Metals Inc.	216,635	2,025,465
Eldorado Gold Corp.(a)	162,195	2,595,027
Endeavour Silver Corp.(a)(b)	2,080,017	8,735,759
First Majestic Silver Corp.	1,638,909	10,067,224
Fortuna Mining Corp.(a)	2,237,692	10,740,538
Kinross Gold Corp.	589,789	5,729,174
Lundin Gold Inc.(b)	101,369	2,338,644
MAG Silver Corp.(a)	686,110	10,546,114
New Gold Inc.(a)	919,089	2,533,969
Orla Mining Ltd.(a)	324,101	1,546,370
Pan American Silver Corp.	2,358,006	51,891,122
Seabridge Gold Inc.(a)	109,967	1,581,897
Silvercorp Metals Inc.	1,914,380	6,303,555
SilverCrest Metals Inc.(a)	1,061,191	10,778,284
Skeena Resources Ltd.(a)	115,640	1,073,762
SSR Mining Inc.	292,175	1,702,902
Wheaton Precious Metals Corp.	171,859	10,712,571
		163,082,969
Mexico — 7.6%
Industrias Penoles SAB de CV(a)	1,205,666	17,540,903
Peru — 0.9%
Cia. de Minas Buenaventura SAA, ADR	169,842	2,055,088
South Africa — 1.4%
Harmony Gold Mining Co. Ltd.	351,273	3,240,329
United Kingdom — 0.6%
Hochschild Mining PLC(a)	483,448	1,316,184
Security	Shares	Value
United States — 18.6%
Coeur Mining Inc.(a)(b)	367,325	$2,372,920
Gatos Silver Inc.(a)	388,522	6,006,550
Hecla Mining Co.	3,730,149	20,590,422
Newmont Corp.	335,257	14,060,679
		43,030,571
Total Long-Term Investments — 99.6% (Cost: $211,845,387)		230,266,044
Short-Term Securities
Money Market Funds — 6.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(c)(d)(e)	14,468,701	14,475,935
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(c)(d)	310,000	310,000
Total Short-Term Securities — 6.4% (Cost: $14,787,298)		14,785,935
Total Investments — 106.0% (Cost: $226,632,685)		245,051,979
Liabilities in Excess of Other Assets — (6.0)%		(13,877,966)
Net Assets — 100.0%		$231,174,013

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,912,338	$10,566,629 (a)	$—	$(757)	$(2,275)	$14,475,935	14,468,701	$18,205 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	280,000	30,000 (a)	—	—	—	310,000	310,000	2,450	—
				$(757)	$(2,275)	$14,785,935		$20,655	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Global Silver and Metals Miners ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	3	12/19/24	$660	$17,408
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$225,709,531	$4,556,513	$—	$230,266,044
Short-Term Securities
Money Market Funds	14,785,935	—	—	14,785,935
	$240,495,466	$4,556,513	$—	$245,051,979
Derivative Financial Instruments(a)
Assets
Equity Contracts	$17,408	$—	$—	$17,408

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt